PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 9—PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment by asset category is as follows:

	December 31,
	2017	2016
	(In thousands)
Marine Vessels	$1,799,177	$1,789,942
Construction Equipment	498,621	474,128
Buildings	157,340	152,584
All other	161,855	148,805
Construction in Progress	34,094	20,720
Total Cost	2,651,087	2,586,179
Accumulated Depreciation	(985,273)	(898,878)
Net Book Value	$1,665,814	$1,687,301

Interest capitalization―We incurred interest of $67 million, $75 million and $74 million and capitalized $2 million, $14 million and $23 million of interest in 2017, 2016 and 2015, respectively.  The capitalized interest primarily related to vessels under construction in the respective periods – the DLV 2000 and LV 108.

Depreciation―Our depreciation expense was approximately $93 million, $90 million and $100 million in 2017, 2016 and 2015, respectively.